Non-trading investments - Summary of AFS debt securities categorized by contractual maturity (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Annualize average yield, AFS debt securities [Abstract]
Amortized cost, less than 1 year	[1]
Amortized cost, Total	[1]	¥ 195,639	108,704
Fair value, less than 1 year
Fair value, Total		193,508	107,030
Japanese government securities [Member]
Annualize average yield, AFS debt securities [Abstract]
Amortized cost, less than 1 year	[1]	10,001
Amortized cost, 1 year to 5 years	[1]	55,007	25,001
Amortized cost, Total	[1]	65,008	25,001
Fair value, less than 1 year		9,977
Fair value, 1 year to 5 years		54,783	24,814
Fair value, Total		64,760	24,814
Japanese agency and municipal securities [Member]
Annualize average yield, AFS debt securities [Abstract]
Amortized cost, 1 year to 5 years	[1]	120,963	81,913
Amortized cost, Total	[1]	120,963	81,913
Fair value, 1 year to 5 years		119,149	80,437
Fair value, Total		119,149	80,437
Bank and corporate debt securities [Member]
Annualize average yield, AFS debt securities [Abstract]
Amortized cost, 1 year to 5 years	[1]	9,668	1,790
Amortized cost, Total	[1]	9,668	1,790
Fair value, 1 year to 5 years		9,599	1,779
Fair value, Total		¥ 9,599	¥ 1,779

[1]	No allowances for credit losses have been recognized as of March 31, 2025 and September 30, 2025 .